Note 8 - Leases (Tables)	12 Months Ended
Dec. 31, 2013
Leases, Operating [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year ending December 31,	Office Lease
2014	41
2015	41
2016	41
2017	41
2018	41
2019 and thereafter	246
Total	451